Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Salary or Fees	$ 1,240,726	$ 1,311,861	$ 1,639,167
Share-based Payments	588,479	383,467	188,535
Key management personnel compensation	1,829,205	1,695,328	1,827,702
Management [Member]
Statement [Line Items]
Salary or Fees	733,244	803,033	1,067,210
Share-based Payments	361,865	215,933	108,637
Key management personnel compensation	1,095,109	1,018,966	1,175,847
Outside directors [Member]
Statement [Line Items]
Salary or Fees	149,882	151,228	158,257
Share-based Payments	226,614	167,534	79,898
Key management personnel compensation	376,496	318,762	238,155
Seabord Services Corp. [Member]
Statement [Line Items]
Salary or Fees	357,600	357,600	413,700
Share-based Payments	0	0	0
Key management personnel compensation	$ 357,600	$ 357,600	$ 413,700